Earning Per Share	12 Months Ended
Dec. 31, 2025
Earning Per Share [Abstract]
Earning per share
27	Earning per share

The Company has two classes of ordinary shares, Class A and Class B, which have identical rights to dividends and distributions. Accordingly, earnings per share is calculated based on the combined weighted average number of Class A and Class B ordinary shares outstanding during the period. The following table sets forth the computation of basic and diluted earnings per share for the years ended December 31, 2023, 2024 and 2025:

	Year ended December 31
	2023	2024	2025
	RMB	RMB	RMB
Net income/(loss)	164,617,561	37,784,446	(470,394,042)
Basic weighted average number of common shares outstanding	1,371,643,240	1,371,643,240	1,371,643,240
Effect of dilutive share options	74,254,198	(88,867,427)	-
Dilutive weighted average number of ordinary shares	1,445,897,438	1,282,775,813	1,371,643,240
Basic earnings per share	0.12	0.03	(0.34)
Diluted earnings per share	0.11	0.03	(0.34)

In 2021, the Group issued 187,933,720 ordinary shares to the Depositary. No consideration was received by the Group for the issuance. As of December 31, 2025, no share out of the total 187,933,720 ordinary shares were used to settle share-based compensation. The 187,933,720 ordinary shares are legally issued and not outstanding, and do not affect the computation of earnings per share.